Net Financial Income (Expense) (Tables)	12 Months Ended
Dec. 31, 2022
Net Financial Income (Expense) [Abstract]
Schedule of net financial income (expense)
	2022	2021	2020
	MCh$	MCh$	MCh$
Financial result from:
Financial assets held for trading at fair value through profit or loss:
Financial derivative contracts	5,182,978	2,831,771	4,188,594
Debt Financial Instruments	246,913	29,725	51,957
Other financial instruments	11,275	5,888	6,092
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts	(5,177,460)	(2,688,128)	(4,284,932)
Other financial instruments	(782)	985	(31)
Subtotal	262,924	180,241	(38,320)

Derecognition of financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income:
Financial assets at amortized cost	2,264	5,458	39
Financial assets at fair value through other comprehensive income	(63,401)	1,242	27,091
Financial liabilities at amortized cost	(1)	—	—
Financial instruments of regulatory capital issued	—	—	—
Subtotal	(61,138)	6,700	27,127

Exchange, indexation and accounting hedging of foreign currency
Gain (loss) from foreign currency exchange	145,917	(230,277)	176,469
Gain (loss) from indexation for exchange rate	491	15,107	(2,651)
Net gain (loss) from derivatives in accounting hedges of foreign currency risk	(41,370)	199,208	(17,156)
Subtotal	105,038	(15,962)	156,662

Ineffective accounting hedges:
Gain (loss) from ineffective cash flow accounting hedges	—	—	(89)
Gain (loss) from ineffective accounting hedges of net investment abroad	—	—	—

Total	306,824	170,979	145,383